GOING CONCERN	12 Months Ended
Aug. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s financial statements as of August 31, 2022, is prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern.

As of August 31, 2022, and August 31, 2021, the Company had an accumulated deficit of $7,465,373 and $2,233,496 respectively. The Company incurred net loss of $5,231,877 and $1,084,886 for years ended August 31, 2022, and August 31, 2021, respectively. The cash used in operating activities were $1,540,167 and $2,001,253 for the years ended August 31, 2022, and August 31, 2021, respectively. It was brought to the attention of the Management to assess going concern considering all facts and circumstances about the foreseeable future of the Company as well as its assets and liabilities on the basis that it will be able to realize and discharge them in the normal course of business.

With the injection of a viable business into the Company (“New Business”) contemplated under the Transaction (defined in Note 1), the Management believes that the actions to be taken by the new Management to further implement the business plans for the New Business including expansion in product offerings, geographical expansion, generate revenue through expansion of revenue streams and customer base (retail, commercial and industrial as well as private label and licensing clientele), improvement of profitability by achieving economies of scale provide the opportunity for the Company to continue as a going concern. In addition, the Company is also working on raising additional funding to finance the operations as well as business expansion.

The consolidated financials have been prepared assuming that the Company will continue as a going concern and, accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.